Foreclosed Assets	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Foreclosed Assets
(13)	Foreclosed Assets:

The Company’s foreclosed assets balances at December 31, 2016, and December 31, 2015 represent properties and personal collateral acquired by the Bank through customer loan defaults. The property is recorded at the lower of cost or fair value less estimated cost of to sell at the date acquired with any loss recognized as a charge off through the allowance for loan loss account. Additional real estate and other asset losses may be determined on individual properties at specific intervals or at the time of disposal. Additional losses are recognized as a non-interest expense. As of December 31, 2016, and December 31, 2015, the composition of the Company’s balance in foreclosed assets are as follows:

	December 31,
	2016	2015
One-to-four family mortgages	$135	55
Home equity line of credit	28	—
Multi-family	1,775	—
Land	—	943
Non-residential real estate	459	738

Total foreclosed assets	$2,397	1,736